[MHM Final]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2015

Fiscal Year:	During the 21st Term
(From November 1, 2014 to April 30, 2015)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

	(As of May 31, 2015)

			Investment
Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

Mortgage Baked Securities	United States	1,035,799,821	42.01

	Cayman Islands	2,002,484	0.08

	Sub-total	1,037,802,305	42.09

US Government & Agency Mortgage
Obligations	United States	960,265,564	38.94

Corporate Bonds and Notes	United States	432,479,411	17.54

	United Kingdom	42,735,508	1.73

	France	14,671,857	0.60

	Spain	11,599,890	0.47

	Germany	9,861,476	0.40

	Netherlands	8,437,561	0.34

	Mexico	8,133,031	0.33

	Jersey	6,954,000	0.28

	Canada	6,158,780	0.25

	Italy	5,990,063	0.24

	Sweden	5,648,028	0.23

	Brazil	5,057,016	0.21

	Chile	3,922,111	0.16

	Bermuda	3,519,270	0.14

	Japan	3,357,927	0.14

	Luxembourg	2,611,751	0.11

	Norway	2,165,365	0.09

	South Korea	1,771,036	0.07

	Russia	942,760	0.04

	Switzerland	574,035	0.02

	Australia	570,824	0.02

	Sub-total	577,161,700	23.41

Asset-Backed Securities	United States	81,995,000	3.33

Purchased Options Outstanding	United States	32,113,056	1.30

	United Kingdom	999,977	0.04

	Sub-total	33,113,033	1.34

Municipal Bonds and Notes	United States	3,064,160	0.12

Purchased Swap Options Outstanding	United States	1,897,288	0.08

U.S. Treasury Obligations	United States	438,616	0.02

Short-Term Investments	United States	638,031,093	25.88

Cash, Deposit and Other Assets
		(868,002,702)
(After deduction of liabilities)			(35.20)

Total		2,465,766,057	100.00

(Net Asset Value)		(JPY 305,089 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 123.73 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 29, 2015. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4:Details of the rating for the bonds invested by the Fund as of the end of May, 2015 are as follows:

							CCC and	Not
Rating	AAA	AA	A	BBB	BB	B	below	rated	Total

Percentage (%)	60.15	1.81	8.78	23.25	6.95	6.73	1.58	-9.25	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2015 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2014 End of June	121,291	15,007	7.20	891

July	121,060	14,979	7.16	886

August	120,478	14,907	7.11	880

September	121,484	15,031	7.10	878

October	121,065	14,979	7.10	878

November	118,042	14,605	7.08	876

December	117,016	14,478	7.04	871

2015 End of January	117,991	14,599	7.07	875

February	118,195	14,624	7.07	875

March	117,305	14,514	7.08	876

April	117,055	14,483	7.08	876

May	115,570	14,299	7.04	871

(b) Record of Distributions Paid (Class M Shares)

Period	Dividend paid per Share

From June 1, 2014 to the end of May, 2015	USD 0.261 (JPY 32)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2013 up to and including June 2015 is as follows:

					Net Asset Value per Share
		Dividend			as of the Record Date

Month/Year		Dollar	Yen	Record Date	Dollar	Yen

2013 End of	July	0.020	2.475	7/18/13	6.96	861

	August	0.020	2.475	8/19/13	6.88	851

	September	0.020	2.475	9/18/13	6.96	861

	October	0.020	2.475	10/18/13	7.05	872

	November	0.019	2.351	11/18/13	7.07	875

	December	0.054	6.681	12/18/13	7.03	870

2014 End of	January	0.025	3.093	1/17/14	7.06	874

	February	0.024	2.970	2/18/14	7.11	880

	March	0.025	3.093	3/18/14	7.14	883

	April	0.025	3.093	4/17/14	7.16	886

	May	0.024	2.970	5/19/14	7.19	890

	June	0.025	3.093	6/18/14	7.19	890

	July	0.025	3.093	7/18/14	7.17	887

	August	0.025	3.093	8/18/14	7.14	883

	September	0.025	3.093	9/18/14	7.13	882

	October	0.021	2.598	10/20/14	7.12	881

	November	0.022	2.722	11/18/14	7.09	877

	December	0.022	2.722	12/18/14	7.06	874

2015 End of	January	0.022	2.722	1/16/15	7.06	874

	February	0.018	2.227	2/18/15	7.05	872

	March	0.019	2.351	3/18/15	7.08	876

	April	0.018	2.227	4/20/15	7.09	877

	May	0.019	2.351	5/18/15	7.05	872

	June	0.014	1.732	6/18/15	6.97	862

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/14 - 5/31/15	1.73%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1} "A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2014 and the Ending NAV means net asset value per share on the end of May, 2015.

II RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2015 and number of outstanding shares of the Fund as of the end of May, 2015 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	1,997,912	2,405,428	16,420,595
(In Japan)	(394,600)	(2,004,200)	(13,297,600)

III. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

Outline of Putnam Investment Management, LLC ("Investment Management Company")

(1) Amount of Capital Stock:

1. Amount of Member's Equity (as of the end of May, 2015) (Unaudited.):

$36,700,593* (approximately JPY 4.5 billion)

2. Amount of member's equity (for the past five years) (Unaudited.):

Amount of
Year	Member's Equity
End of 2010	$82,851,104
End of 2011	$135,510,826
End of 2012	$21,073,034*
End of 2013	$34,533,038*
End of 2014	$33,925,237*

* Consists of all component of equity and Parent Company relationship.

(2) Description of Business and Outline of Operation (Unaudited.):

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2015, the Investment Management Company managed, advised, and/or administered the following 117 funds and fund portfolios (having an aggregate net asset value of nearly $87.8 billion):

			(As of the end of May, 2015)

Name of		Number of the	Total Net Asset Value
Country	Principal Characteristics	Funds	($ million)

	Closed-end bond fund	6	$2,392.53

	Open-end balanced fund	11	$7,068.55

U.S.A.	Open-end bond fund	37	$25,415.39

	Open-end equity fund	63	$52,959.11

	Total	117	$87,835.58

(3) Miscellaneous

Not applicable.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Audited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2015

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Jonathan S. Horwitz
Executive Vice President,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 420.7 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 123.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 29, 2015.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I. Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on April 8, 2015 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

1. Due to the Fact that the aforementioned Semi-annual Report: Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

	Before amendment		After amendment
	[Original Japanese SRS]		[Aforementioned Semi-annual Report]
I.	Description of the Fund	IV.	OUTLINE OF THE MANAGEMENT
1.	NATURE OF THE FUND		COMPANY
(3)	Structure of the Fund		Outline of Putnam Investment Management,
(iv)	Outline of Investment Management Company		LLC ("Investment Management Company")
(E) Amount of Capital Stock		(1)	Amount of Capital Stock

5.	Status of Investment Portfolio	I	Status of Investment Portfolio of the Fund
(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)
	(Regarding the amounts as at the end of each		(Regarding the amounts as at the end of each
	month during one-year period from, and		month during one-year period from, and
	including, the latest relevant date		including, the latest relevant date
	appertaining to the filing date of the original		appertaining to the filing date of the
	Japanese SRS)		afore-mentioned Semi-annual Report)
(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)
	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese SRS)		relevant date of the afore-mentioned

Semi-annual Report)
(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)
(The record of annual return during one year
period up to the latest relevant date of the
afore-mentioned Semi-annual Report is
added.)

(d)	Record of Sales and Repurchases (Class M	II.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

With respect to Section III. the Financial Conditions of the Fund in the original SRS, Item III. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

Part III. SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company
2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation
5.	Miscellaneous	(3)	Miscellaneous
(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management Company in the original SRS, Item V. Outline of the Financial Status of the Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2. Due to the fact that there are the matters to be modified:

5. STATUS OF INVESTMENT FUND

(2) Investment Assets:

Updated [Please refer to the attached EXCEL Sheet (Top 30).] .

Attachment A:

With respect to Attachment, the relevant information from March 2015 to June 2015 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date: (From December 1994 to February 2015)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2015	January	0.022	1/20/2015	7.04
	February	0.018	2/19/2015	7.03

[After Amendment]

Net asset value per share as at the ex-dividend date: (From December 1994 to June 2015)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2015	January	0.022	1/20/2015	7.04

	February	0.018	2/19/2015	7.03

	March	0.019	3/19/2015	7.06

	April	0.018	4/21/2015	7.07

	May	0.019	5/19/2015	7.02

	June	0.014	6/19/2015	6.98